Shareholders' Equity Share-based Compensation Expense (Details) - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	May. 28, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense	$ 3.4	$ 15.2	$ 11.3	$ 13.9
Cost of goods sold
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense		4.2	3.6	4.4
Marketing and administration
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense		7.4	5.1	7.4
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated Share-based Compensation Expense		$ 3.6	$ 2.6	$ 2.1